Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated February 25, 2009

to the Prospectus for Class A, B and C Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”).

Effective as of the close of business on April 20, 2009 (the “Closing Date”), Class A shares, Class B shares and Class C shares of the NFJ Small-Cap Value Fund will no longer be available for purchase by new investors in the Fund. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund.

Participants in a Specified Benefit Plan that owned shares of the Fund on behalf of participants as of July 31, 2009 may still purchase shares of, the Fund, provided that, as of the close of business on June 30, 2009, the financial institution that serves as sponsor of, or provides third-party administrative services to, such plan had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. Furthermore, the restrictions on new purchases of the Fund do not apply to clients of a mutual fund discretionary wrap program if such program, as of the Closing Date, included the Fund in its model allocation.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated February 25, 2009

to the Prospectus for Class D Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”).

Effective as of the close of business on April 20, 2009 (the “Closing Date”), Class D shares of the NFJ Small-Cap Value Fund will no longer be available for purchase by new investors in the Fund. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund.

Participants in a Specified Benefit Plan that owned shares of the Fund on behalf of participants as of July 31, 2009 may still purchase shares of the Fund, provided that, as of the close of business on June 30, 2009, the financial institution that serves as sponsor of, or provides third-party administrative services to, such plan had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. Furthermore, the restrictions on new purchases of the Fund do not apply to clients of a mutual fund discretionary wrap program if such program, as of the Closing Date, included the Fund in its model allocation.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated February 25, 2009

to the Prospectus for Class R Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”).

Effective as of the close of business on April 20, 2009 (the “Closing Date”), Class R shares of the NFJ Small-Cap Value Fund will no longer be available for purchase by new investors in the Fund. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund.

Participants in a Specified Benefit Plan that owned shares of the Fund on behalf of participants as of July 31, 2009 may still purchase shares of the Fund, provided that, as of the close of business on June 30, 2009, the financial institution that serves as sponsor of, or provides third-party administrative services to, such plan had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. Furthermore, the restrictions on new purchases of the Fund do not apply to clients of a mutual fund discretionary wrap program if such program, as of the Closing Date, included the Fund in its model allocation.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated February 25, 2009

to the Prospectus for Class P Shares of Allianz Domestic Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”).

Effective as of the close of business on April 20, 2009 (the “Closing Date”), Class P shares of the NFJ Small-Cap Value Fund will no longer be available for purchase by new investors in the Fund. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund.

Participants in a Specified Benefit Plan that owned shares of the Fund on behalf of participants as of July 31, 2009 may still purchase shares of the Fund, provided that, as of the close of business on June 30, 2009, the financial institution that serves as sponsor of, or provides third-party administrative services to, such plan had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. Furthermore, the restrictions on new purchases of the Fund do not apply to clients of a mutual fund discretionary wrap program if such program, as of the Closing Date, included the Fund in its model allocation.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.

Filed pursuant to Rule 497(e)

File Nos. 33-36528 and 811-6161

ALLIANZ FUNDS

Supplement Dated February 25, 2009

to the Prospectus for Institutional and Administrative Class Shares of Allianz Stock Funds

Dated November 1, 2008 (as revised January 1, 2009)

Disclosure Related to the Allianz NFJ Small-Cap Value Fund

Restrictions on New Purchases and Exchanges for Shares of the Fund

Allianz Global Investors Distributors LLC (the “Distributor”) has imposed the following restrictions on new purchases of and exchanges for shares of the Allianz NFJ Small-Cap Value Fund (the “NFJ Small-Cap Value Fund” or “Fund”).

Effective as of the close of business on April 20, 2009 (the “Closing Date”), Institutional and Administrative Class shares of the NFJ Small-Cap Value Fund will no longer be available for purchase by new investors in the Fund. Shareholders who owned shares of the Fund as of the Closing Date will still be permitted to purchase additional shares of the Fund for as long as they continue to own shares of the Fund.

Participants in a Specified Benefit Plan that owned shares of the Fund on behalf of participants as of July 31, 2009 may still purchase shares of the Fund, provided that, as of the close of business on June 30, 2009, the financial institution that serves as sponsor of, or provides third-party administrative services to, such plan had a contractual agreement with the Distributor or the Fund’s administrator to offer shares of, or provide services to, the Fund. Specified Benefit Plans, for these purposes, include 401(k) plans, 457 plans, employer sponsored 403(b) plans, profit sharing and money purchase pension plans, defined benefit plans, non-qualified deferred compensation plans and healthcare benefit funding plans. Furthermore, the restrictions on new purchases of the Fund do not apply to clients of a mutual fund discretionary wrap program if such program, as of the Closing Date, included the Fund in its model allocation.

Effective as of the Closing Date, shareholders of other series of Allianz Funds and series of Allianz Multi-Strategy Funds and PIMCO Funds will no longer be permitted to exchange any of their shares for shares of the NFJ Small-Cap Value Fund unless the shareholders are independently eligible to purchase shares of the Fund under the restrictions described in the preceding paragraph.

The Trust and the Distributor each reserves the right at any time to modify or eliminate these restrictions, including on a case-by-case basis.

Please call the Distributor at 1-800-426-0107, or your broker or other financial advisor, if you have any questions regarding the restrictions described above.